Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental information:
(b) Operating expenses – related party	$ 49,249	$ 45,395	$ 42,291
(c) General and administrative expenses – related party	11,695	11,141	8,371
(d) Interest and debt expense – related party	$ 3,190	$ 0	$ 0